Stockholders' Equity and Stock-Based Compensation - Information Pertaining to Stock Options Granted and Related Assumptions (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Stock options [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Stock options [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Stock options [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	2,259	2,249	2,858	842		1,058
Weighted-average exercise price	$ 17.21	$ 17.15	$ 15.65
Weighted-average grant date fair value	$ 6.48	$ 6.16	$ 5.87
Assumptions:
Performance stock awards (1) Risk-free interest rate	0.70%	1.00%	1.80%		0.41%		1.60%	2.00%	2.00%	1.30%			0.10%	0.20%	0.80%
Volatility					39.90%		31.10%	32.00%	35.00%	33.40%			28.20%	24.00%	43.00%
Dividend yield					0.00%
Expected life (in years)	4 years 3 months 18 days	4 years 2 months 12 days	3 years 10 months 24 days				4 years 3 months 18 days	4 years 4 months 24 days	4 years 3 months 18 days	2 years 10 months 24 days			6 months	6 months	6 months
Expected volatility	47.00%	45.00%	47.00%
Resulting average fair value							$ 17.95	$ 12.85	$ 12.64	$ 82.58			$ 14.83	$ 9.64	$ 11.66
Dividend yield